UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment	Company Act file number: 811-21901

Exact name of registrant as specified in charter:	abrdn Global Dynamic Dividend Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn Global Dynamic Dividend Fund (AGD)
abrdn Total Dynamic Dividend Fund (AOD)
Semi-Annual Report
April 30, 2024
abrdn.com

Letter to Shareholders  (unaudited)

Dear Shareholder,
We present the Semi-Annual Report, which covers the activities of abrdn Global Dynamic Dividend Fund ("AGD") and abrdn Total Dynamic Dividend Fund ("AOD") (collectively, the "Funds" and each a "Fund"), for the six-month period ended April 30, 2024. The primary investment objective for AGD is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rate, as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The primary investment objective for AOD is to seek high current dividend income. The Funds also focus on long-term growth of capital as a secondary investment objective.
Total Investment Return1
For the six-month period ended April 30, 2024, the total return to shareholders of the Funds based on the net asset value (“NAV”) and market price of the Funds, respectively, is as follows:
	AGD	AOD
NAV[2],[3]	14.14%	14.40%
Market Price[2]	15.53%	14.29%
MSCI AC World Index (Net DTR)[4]	19.77%	19.77%
For more information about AGD or AOD performance, please visit the Funds on the web at www.abrdnagd.com (AGD) and www.abrdnaod.com (AOD), respectively. On the web you can view quarterly commentary on the Funds' performance, monthly fact sheets, distribution and performance information, and other Fund literature.
NAV, Market Price and Premium(+)/Discount(-)
The below tables represent comparison from current six-month period end to prior fiscal year end of market price to NAV and associated Premium(+) and Discount(-).
	AGD
	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2024	$10.84	$9.31	-14.11%
10/31/2023	$9.90	$8.40	-15.15%
During the six-month period ended April 30, 2024, AGD’s NAV was within a range of $9.98 to $11.26 and AGD’s market price traded within a range of $8.46 to $9.71. During the six-month period ended April 30, 2024, AGD’s shares traded within a range of a premium(+)/discount(-) of -15.98% to -13.59%.
	AOD
	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2024	$9.36	$7.95	-15.06%
10/31/2023	$8.54	$7.26	-14.99%
During the six-month period ended April 30, 2024, AOD's NAV was within a range of $8.61 to $9.74 and AOD's market price traded within a range of $7.31 to $8.29. During the six-month period ended April 30, 2024, the AOD's shares traded within a range of a premium(+)/discount(-) of -16.39% to -14.16%.

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. NAV return data includes investment management fees, custodial charges and administrative fees (such as Trustee and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Funds' total return is based on the reported NAV for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
{foots1}
[4]	The Morgan Stanley Capital International (MSCI) All Country (AC) World Index Net DailyTotal Return (DTR) is an unmanaged index considered representative of developed and emerging market stock markets.The index is calculated net of withholding taxes to which the Funds are generally subject. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.
2024 Semi-Annual Report	1

Letter to Shareholders  (unaudited)  (continued)

Distribution Policy
The Funds' distributions to common shareholders and the annualized distribution rates based on market price and NAV, respectively, for the six-month period ended April 30, 2024 are shown in the table below:
Fund	Distribution per share	NAV annualized distribution rate	Market Price annualized distribution rate
AGD	$0.39	7.20%	8.38%
AOD	$0.35	7.37%	8.68%
Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.
On May 9, 2024 and June 11, 2024, AOD and AGD announced that they will pay on May 31, 2024 and June 28, 2024, respectively, a distribution per share to all shareholders of record as of May 23, 2024 and June 21, 2024, respectively. AGD and AOD will pay a distribution of $0.065 and $0.0575 per share, respectively.
The Funds' policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. This policy is subject to an annual review as well as regular review at the quarterly meetings of each Fund's Board of Trustees (each, a "Board" and collectively, the "Boards") unless market conditions require an earlier evaluation.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and a Fund's shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned to the Funds' transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Funds' transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Funds' transfer agent.
Open Market Repurchase Program
The Boards approved an open market repurchase and discount management policy (the “Program”). The Program allows the Funds to purchase, in the open market, their outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Funds' investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, a Fund will report repurchase activity on its website on a monthly basis. For the six-month period ended April 30, 2024, the Funds did not repurchase any shares through the Program.
On a quarterly basis, the Boards will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on each respective Fund's website on a monthly basis.  Under the terms of the Program, each Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.
Portfolio Holdings Disclosure
The Funds' complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Funds' semi-annual and annual reports to shareholders. Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Funds make the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at http://www.sec.gov.
Investor Relations Information
As part of abrdn’s commitment to shareholders, we invite you to visit the Funds on the web at www.abrdnagd.com (AGD) and www.abrdnaod.com (AOD). On the web you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.
Enroll in abrdn’s email services and be among the first to receive the latest closed-end fund news, announcements, videos, and other information. In addition, you can receive electronic versions of

2	2024 Semi-Annual Report

Letter to Shareholders  (unaudited)  (concluded)

important Fund documents, including annual reports, semi-annual reports, prospectuses and proxy statements. Sign up today at https://www.abrdn.com/en-us/cefinvestorcenter/contact-us/preferences
Contact Us:
•	Visit: https://www.abrdn.com/en-us/cefinvestorcenter
•	Email: Investor.Relations@abrdn.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).
Yours sincerely,
/s/ Christian Pittard
Christian Pittard
President
{foots1}
All amounts are U.S. Dollars unless otherwise stated.
2024 Semi-Annual Report	3

abrdn Global Dynamic Dividend Fund
Total Investment Return (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2024.
AGD	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	14.14%	7.00%	2.02%	7.80%	7.84%
Market Price	15.53%	6.27%	0.44%	7.33%	7.43%
MSCI AC World Index (Net DTR)	19.77%	17.46%	4.27%	9.44%	8.19%
Performance of a $10,000 Investment for AGD (as of April 30, 2024)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
abrdn Investments Limited (the "Adviser")  assumed responsibility for the management of the Fund as investment adviser on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
The Adviser entered into a written contract with the Fund to waive fees or limit expenses. This contract may not be terminated before June 30, 2024. Absent such waivers and/or reimbursements, the Fund's returns would be lower. Additionally, abrdn Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2024. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.abrdnagd.com or by calling 800-522-5465.
The annualized net operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2024, was 1.28%. The annualized net operating expense ratio net of fee waivers based on the six-month period ended April 30, 2024 was 1.17%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2024, was 1.16%.
4	2024 Semi-Annual Report

abrdn Global Dynamic Dividend Fund
Portfolio Summary (as a percentage of net assets) (unaudited)
As of April 30, 2024

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector representing more than 25% of net assets.
Sectors-AGD
Information Technology	20.1%
Financials	17.8%
Health Care	11.5%
Industrials	9.8%
Consumer Staples	9.5%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	4.8%
Materials	4.7%
Communication Services	4.1%
Real Estate	2.2%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(1.4%)
100.0%
The following table summarizes the composition of the Fund’s portfolio by geographic classification.
Countries-AGD
United States	61.4%
France	10.0%
United Kingdom	4.2%
Netherlands	4.0%
Germany	3.0%
South Korea	2.1%
Other, less than 2% each	16.1%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(1.4%)
100.0%
The following were the Fund’s top ten holdings as of April 30, 2024:
Top Ten Holdings-AGD
Microsoft Corp.	3.7%
Apple, Inc.	3.4%
Engie SA	3.0%
Broadcom, Inc.	2.3%
Danone SA	2.2%
Alphabet, Inc.	2.2%
Eli Lilly & Co.	1.6%
Target Corp.	1.6%
Coca-Cola Co.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
2024 Semi-Annual Report	5

Portfolio of Investments (unaudited)
As of April 30, 2024
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—99.5%
AUSTRALIA—0.8%
Materials—0.8%
Rio Tinto PLC, ADR	32,500	$ 2,204,475
BRAZIL—1.6%
Industrials—0.9%
CCR SA	969,000	2,300,922
Materials—0.7%
Vale SA, ADR	161,500	1,965,455
Total Brazil		4,266,377
CANADA—1.4%
Energy—1.4%
Enbridge, Inc.(a)	107,300	3,813,442
CHINA—1.7%
Communication Services—0.9%
Tencent Holdings Ltd.	56,700	2,488,177
Financials—0.8%
Ping An Insurance Group Co. of China Ltd., H Shares	435,700	1,974,627
Total China		4,462,804
DENMARK—1.1%
Financials—1.1%
Tryg AS	156,000	3,087,588
FRANCE—10.0%
Consumer Discretionary—1.0%
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,628,595
Consumer Staples—3.1%
Danone SA	95,700	5,989,608
Pernod Ricard SA	15,600	2,359,377
		8,348,985
Energy—1.4%
TotalEnergies SE, ADR(a)	50,900	3,688,723
Financials—0.5%
AXA SA	37,350	1,290,502
Industrials—1.0%
Bouygues SA	46,400	1,710,085
Teleperformance SE(b)	11,800	1,068,900
		2,778,985
Utilities—3.0%
Engie SA(b)	475,500	8,254,970
Total France		26,990,760
GERMANY—3.0%
Consumer Discretionary—1.0%
Mercedes-Benz Group AG	34,200	2,586,918
Financials—1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,300	2,770,794
Utilities—1.0%
RWE AG	81,900	2,853,030
Total Germany		8,210,742
Shares or Principal Amount		Value

HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	70,600	$ 2,243,273
ISRAEL—0.8%
Energy—0.8%
Energean PLC	154,400	2,129,953
JAPAN—1.8%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	319,000	3,177,671
Real Estate—0.6%
GLP J-Reit	2,000	1,626,624
Total Japan		4,804,295
NETHERLANDS—4.0%
Financials—1.2%
ING Groep NV, Series N	208,000	3,288,535
Information Technology—2.8%
ASML Holding NV	4,600	4,006,659
BE Semiconductor Industries NV	26,100	3,462,792
		7,469,451
Total Netherlands		10,757,986
NORWAY—1.7%
Communication Services—1.0%
Telenor ASA	224,700	2,587,130
Financials—0.7%
DNB Bank ASA	109,425	1,907,184
Total Norway		4,494,314
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	342,000	3,550,495
SOUTH KOREA—0.8%
Materials—0.8%
LG Chem Ltd.	7,100	2,040,172
SPAIN—0.9%
Consumer Discretionary—0.9%
Amadeus IT Group SA	36,660	2,326,954
SWEDEN—0.7%
Industrials—0.7%
Atlas Copco AB, A Shares	105,900	1,854,953
TAIWAN—1.5%
Information Technology—1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	170,200	4,075,227
UNITED KINGDOM—4.2%
Consumer Discretionary—1.0%
Taylor Wimpey PLC	1,585,300	2,597,708
Financials—1.0%
London Stock Exchange Group PLC	25,700	2,833,170
Health Care—1.4%
AstraZeneca PLC, ADR(a)	49,900	3,786,412
Industrials—0.8%
Melrose Industries PLC	260,200	2,044,217
Total United Kingdom		11,261,507

See accompanying Notes to Financial Statements.
6	2024 Semi-Annual Report

Portfolio of Investments (unaudited)  (continued)
As of April 30, 2024
abrdn Global Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES—61.4%
Communication Services—2.2%
Alphabet, Inc., Class C(a)(b)	36,000	$ 5,927,040
Consumer Discretionary—5.2%
Aptiv PLC(a)(b)	24,400	1,732,400
Genuine Parts Co.(a)	22,500	3,537,225
Las Vegas Sands Corp.	35,400	1,570,344
Lowe's Cos., Inc.(a)	16,100	3,670,639
TJX Cos., Inc.(a)	37,400	3,518,966
		14,029,574
Consumer Staples—6.4%
Coca-Cola Co.(a)	67,800	4,188,006
Keurig Dr Pepper, Inc.	81,100	2,733,070
Mondelez International, Inc., Class A(a)	43,000	3,093,420
Nestle SA	28,810	2,892,528
Target Corp.(a)	26,500	4,265,970
		17,172,994
Energy—1.2%
Williams Cos., Inc.(a)	82,285	3,156,453
Financials—8.2%
Bank of America Corp.(a)	80,700	2,986,707
Blackstone, Inc.	25,154	2,933,208
CME Group, Inc.(a)	13,300	2,788,212
Fidelity National Information Services, Inc.	43,339	2,943,585
Goldman Sachs Group, Inc.	9,500	4,053,745
JPMorgan Chase & Co.	20,900	4,007,366
MetLife, Inc.	31,700	2,253,236
		21,966,059
Health Care—10.1%
AbbVie, Inc.(a)	24,212	3,937,840
Bristol-Myers Squibb Co.(a)	42,408	1,863,408
CVS Health Corp.	37,100	2,512,041
Eli Lilly & Co.(a)	5,700	4,452,270
Medtronic PLC(a)	29,000	2,326,960
Merck & Co., Inc.	29,100	3,760,302
Roche Holding AG	11,010	2,638,152
Sanofi SA	30,900	3,052,705
UnitedHealth Group, Inc.(a)	5,592	2,704,850
		27,248,528
Industrials—6.4%
FedEx Corp.(a)	13,500	3,534,030
Ferrovial SE	76,000	2,733,368
Norfolk Southern Corp.	11,200	2,579,584
Schneider Electric SE	15,800	3,602,611
Stanley Black & Decker, Inc.	22,800	2,083,920
Waste Management, Inc.	13,400	2,787,468
		17,320,981
Information Technology—14.5%
Accenture PLC, Class A	7,400	2,226,734
Amdocs Ltd.	36,500	3,065,635
Analog Devices, Inc.	18,100	3,631,041
Apple, Inc.(a)	54,000	9,197,820
Broadcom, Inc.(a)	4,726	6,145,076
Cisco Systems, Inc.	63,600	2,987,928
Shares or Principal Amount		Value

Microsoft Corp.(a)	25,626	$ 9,976,971
Oracle Corp.	16,800	1,911,000
		39,142,205
Materials—2.4%
Linde PLC	8,300	3,659,995
Newmont Corp.	67,800	2,755,392
		6,415,387
Real Estate—1.6%
American Tower Corp., REIT	11,500	1,972,940
Gaming & Leisure Properties, Inc., REIT(a)	53,991	2,307,035
		4,279,975
Utilities—3.2%
CMS Energy Corp.	43,800	2,654,718
FirstEnergy Corp.	59,600	2,285,064
NextEra Energy Partners LP	46,300	1,313,068
NextEra Energy, Inc.(a)	37,100	2,484,587
		8,737,437
Total United States		165,396,633
Total Common Stocks		267,971,950
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, Class B, Series 2007 -C 0.00%, 01/15/2087(c)(d)	$500,000	500
Total Corporate Bonds		500
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	75,400	3,520,509
Total Preferred Stocks		3,520,509
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(e)	1,616,230	1,616,230
Total Short-Term Investment		1,616,230
Total Investments (Cost $232,818,458)(f)—101.4%		273,109,189
Liabilities in Excess of Other Assets—(1.4%)		(3,670,940)
Net Assets—100.0%		$269,438,249

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Variable or Floating Rate security. Rate disclosed is as of April 30, 2024.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See Accompanying Notes to Financial Statements.
2024 Semi-Annual Report	7

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2024
abrdn Global Dynamic Dividend Fund

At April 30, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/12/2024	Citibank N.A.	USD	21,155,099	EUR	19,400,000	$20,765,530	$389,569

See Accompanying Notes to Financial Statements.
8	2024 Semi-Annual Report

abrdn Total Dynamic Dividend Fund
Total Investment Return (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2024.
AOD	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	14.40%	6.86%	2.81%	8.01%	7.85%
Market Price	14.29%	4.93%	1.06%	6.99%	7.78%
MSCI AC World Index (Net DTR)	19.77%	17.46%	4.27%	9.44%	8.19%
Performance of a $10,000 Investment for AOD (as of April 30, 2024)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
abrdn Investments Limited (the "Adviser")  assumed responsibility for the management of the Fund as investment adviser on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
The Adviser entered into a written contract with the Fund to waive fees or limit expenses. This contract may not be terminated before June 30, 2024. Absent such waivers and/or reimbursements, the Fund's returns would be lower. Additionally, abrdn Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2024. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.abrdnaod.com or by calling 800-522-5465.
The annualized net operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2024, was 1.44%. The annualized net operating expense ratio net of fee waivers based on the six-month period ended April 30, 2024 was 1.34%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2024, was 1.14%.
2024 Semi-Annual Report	9

abrdn Total Dynamic Dividend Fund
Portfolio Summary (as a percentage of net assets) (unaudited)
As of April 30, 2024

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector representing more than 25% of net assets.
Sectors-AOD
Information Technology	20.5%
Financials	18.3%
Health Care	11.9%
Industrials	10.1%
Consumer Staples	9.7%
Consumer Discretionary	9.5%
Utilities	7.7%
Communication Services	5.2%
Materials	4.7%
Energy	4.2%
Real Estate	2.3%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(4.7%)
100.0%
The following table summarizes the composition of the Fund’s portfolio by geographic classification.
Countries-AOD
United States	62.7%
France	10.8%
United Kingdom	4.3%
Netherlands	4.1%
Germany	3.2%
South Korea	2.2%
Other, less than 2% each	16.8%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(4.7%)
100.0%
The following were the Fund’s top ten holdings as of April 30, 2024:
Top Ten Holdings-AOD
Microsoft Corp.	3.6%
Apple, Inc.	3.4%
Engie SA	3.2%
Broadcom, Inc.	2.3%
Danone SA	2.3%
Alphabet, Inc.	2.3%
Eli Lilly & Co.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Coca-Cola Co.	1.6%
Target Corp.	1.6%
10	2024 Semi-Annual Report

Portfolio of Investments (unaudited)
As of April 30, 2024
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—102.7%
AUSTRALIA—0.8%
Materials—0.8%
Rio Tinto PLC, ADR	119,900	$ 8,132,817
BRAZIL—1.6%
Industrials—0.9%
CCR SA	3,650,100	8,667,283
Materials—0.7%
Vale SA, ADR	608,400	7,404,228
Total Brazil		16,071,511
CANADA—1.5%
Energy—1.5%
Enbridge, Inc.(a)	414,500	14,731,330
CHINA—1.7%
Communication Services—1.0%
Tencent Holdings Ltd.	220,200	9,663,077
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	7,491,074
Total China		17,154,151
DENMARK—1.2%
Financials—1.2%
Tryg AS	584,900	11,576,474
FRANCE—10.8%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	12,900	10,596,525
Consumer Staples—3.2%
Danone SA	363,300	22,737,979
Pernod Ricard SA	62,000	9,377,011
		32,114,990
Energy—1.5%
TotalEnergies SE, ADR(a)	204,200	14,798,374
Financials—0.7%
AXA SA	212,550	7,343,937
Industrials—1.1%
Bouygues SA	176,133	6,491,433
Teleperformance SE(b)	44,600	4,040,079
		10,531,512
Utilities—3.2%
Engie SA(b)	1,805,300	31,341,108
Total France		106,726,446
GERMANY—3.2%
Consumer Discretionary—1.0%
Mercedes-Benz Group AG	126,400	9,561,008
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,000	10,555,406
Utilities—1.1%
RWE AG	323,500	11,269,295
Total Germany		31,385,709
HONG KONG—0.9%
Financials—0.9%
Hong Kong Exchanges & Clearing Ltd.	266,500	8,467,880
Shares		Value

JAPAN—1.8%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	1,169,700	$ 11,651,792
Real Estate—0.6%
GLP J-Reit	7,600	6,181,172
Total Japan		17,832,964
NETHERLANDS—4.1%
Financials—1.3%
ING Groep NV, Series N	789,100	12,475,880
Information Technology—2.8%
ASML Holding NV	16,800	14,633,014
BE Semiconductor Industries NV	102,500	13,599,087
		28,232,101
Total Netherlands		40,707,981
NORWAY—1.8%
Communication Services—1.1%
Telenor ASA	890,530	10,253,301
Financials—0.7%
DNB Bank ASA	415,125	7,235,273
Total Norway		17,488,574
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	1,298,471	13,480,160
SOUTH KOREA—0.8%
Materials—0.8%
LG Chem Ltd.	27,100	7,787,136
SPAIN—1.7%
Communication Services—0.8%
Cellnex Telecom SA(b)(c)	241,800	7,992,626
Consumer Discretionary—0.9%
Amadeus IT Group SA	138,600	8,797,486
Total Spain		16,790,112
SWEDEN—0.7%
Industrials—0.7%
Atlas Copco AB, A Shares	404,400	7,083,504
TAIWAN—1.7%
Information Technology—1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	676,600	16,200,344
UNITED KINGDOM—4.3%
Consumer Discretionary—1.0%
Taylor Wimpey PLC	5,888,400	9,648,865
Financials—1.1%
London Stock Exchange Group PLC	98,400	10,847,624
Health Care—1.5%
AstraZeneca PLC, ADR	192,300	14,591,724
Industrials—0.7%
Melrose Industries PLC	968,800	7,611,212
Total United Kingdom		42,699,425
UNITED STATES—62.7%
Communication Services—2.3%
Alphabet, Inc., Class C(a)(b)	136,200	22,423,968
Consumer Discretionary—5.5%
Aptiv PLC(a)(b)	91,100	6,468,100

See accompanying Notes to Financial Statements.
2024 Semi-Annual Report	11

Portfolio of Investments (unaudited)  (continued)
As of April 30, 2024
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Genuine Parts Co.(a)	86,200	$ 13,551,502
Las Vegas Sands Corp.	138,600	6,148,296
Lowe's Cos., Inc.(a)	63,100	14,386,169
TJX Cos., Inc.(a)	143,600	13,511,324
		54,065,391
Consumer Staples—6.5%
Coca-Cola Co.	260,700	16,103,439
Keurig Dr Pepper, Inc.	303,500	10,227,950
Mondelez International, Inc., Class A(a)	154,200	11,093,148
Nestle SA	104,800	10,521,937
Target Corp.(a)	99,800	16,065,804
		64,012,278
Energy—1.2%
Williams Cos., Inc.	304,000	11,661,440
Financials—8.0%
Bank of America Corp.(a)	306,700	11,350,967
Blackstone, Inc.	97,800	11,404,458
CME Group, Inc.	50,700	10,628,748
Fidelity National Information Services, Inc.	148,900	10,113,288
Goldman Sachs Group, Inc.	34,800	14,849,508
JPMorgan Chase & Co.	77,300	14,821,502
MetLife, Inc.	81,000	5,757,480
		78,925,951
Health Care—10.4%
AbbVie, Inc.(a)	88,200	14,344,848
Bristol-Myers Squibb Co.(a)	162,900	7,157,826
CVS Health Corp.	139,300	9,432,003
Eli Lilly & Co.	21,600	16,871,760
Medtronic PLC(a)	118,900	9,540,536
Merck & Co., Inc.	110,900	14,330,498
Roche Holding AG	41,400	9,920,027
Sanofi SA	118,593	11,716,165
UnitedHealth Group, Inc.(a)	20,300	9,819,110
		103,132,773
Industrials—6.7%
FedEx Corp.(a)	51,800	13,560,204
Ferrovial SE	292,000	10,501,886
Norfolk Southern Corp.(a)	39,400	9,074,608
Schneider Electric SE	62,800	14,319,240
Stanley Black & Decker, Inc.	87,400	7,988,360
Waste Management, Inc.	50,300	10,463,406
		65,907,704
Information Technology—14.6%
Accenture PLC, Class A	27,500	8,275,025
Amdocs Ltd.	142,100	11,934,979
Analog Devices, Inc.	68,600	13,761,846
Apple, Inc.(a)	196,600	33,486,878
Shares		Value

Broadcom, Inc.(a)	17,500	$ 22,754,725
Cisco Systems, Inc.(a)	245,300	11,524,194
Microsoft Corp.(a)	90,900	35,390,097
Oracle Corp.	63,200	7,189,000
		144,316,744
Materials—2.4%
Linde PLC	30,800	13,581,667
Newmont Corp.	262,300	10,659,872
		24,241,539
Real Estate—1.7%
American Tower Corp., REIT	46,400	7,960,384
Gaming & Leisure Properties, Inc., REIT	206,800	8,836,564
		16,796,948
Utilities—3.4%
CMS Energy Corp.(a)	156,000	9,455,160
FirstEnergy Corp.(a)	238,000	9,124,920
NextEra Energy Partners LP	177,800	5,042,408
NextEra Energy, Inc.(a)	146,000	9,777,620
		33,400,108
Total United States		618,884,844
Total Common Stocks		1,013,201,362
PREFERRED STOCKS—1.4%
SOUTH KOREA—1.4%
Information Technology—1.4%
Samsung Electronics Co. Ltd.	288,800	13,484,389
Total Preferred Stocks		13,484,389
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(d)	6,062,282	6,062,282
Total Short-Term Investment		6,062,282
Total Investments (Cost $807,106,433)(e)—104.7%		1,032,748,033
Liabilities in Excess of Other Assets—(4.7%)		(46,235,092)
Net Assets—100.0%		$986,512,941

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.
12	2024 Semi-Annual Report

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2024
abrdn Total Dynamic Dividend Fund

At April 30, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/12/2024	Citibank N.A.	USD	80,149,472	EUR	73,500,000	$78,673,529	$1,475,943

See Accompanying Notes to Financial Statements.
2024 Semi-Annual Report	13

Statement of Assets and Liabilities  (unaudited)
April 30, 2024

Assets	abrdn Global Dynamic Dividend Fund	abrdn Total Dynamic Dividend Fund
Investments, at value	$ 271,492,959	$ 1,026,685,751
Short-term investments, at value	1,616,230	6,062,282
Foreign currency, at value	966,437	4,114,618
Receivable for investments sold	7,692,658	31,681,896
Interest and dividends receivable	2,234,225	8,412,161
Unrealized appreciation on forward foreign currency exchange contracts	389,569	1,475,943
Tax reclaim receivable	1,281,187	4,905,047
Prepaid expenses	13,196	53,301
Other assets	42,701	—
Total assets	285,729,162	1,083,390,999
Liabilities
Payable for investments purchased	7,933,393	32,303,367
Line of credit payable (Note 7)	7,908,278	63,133,712
Investment management fees payable (Note 3)	199,805	757,449
Investor relations fees payable (Note 3)	30,753	81,176
Administration fees payable (Note 3)	17,872	65,475
Interest payable on line of credit	12,819	198,248
Due to custodian	938	84,394
Other accrued expenses	187,055	254,237
Total liabilities	16,290,913	96,878,058

Net Assets	$269,438,249	$986,512,941
Cost:
Investments	231,202,228	801,044,151
Short-Term Investments	1,616,230	6,062,282
Foreign currency, at cost	969,362	4,121,236
Composition of Net Assets
Paid-in capital in excess of par	270,690,204	990,459,099
Distributable accumulated loss	(1,251,955)	(3,946,158)
Net Assets	$269,438,249	$986,512,941
Net asset value per share	$10.84	$9.36
Shares issued and outstanding	24,865,081	105,430,999

Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
14	2024 Semi-Annual Report

Statement of Operations  (unaudited)
For the Six-Months Ended April 30, 2024

	abrdn Global Dynamic Dividend Fund	abrdn Total Dynamic Dividend Fund
Net Investment Income
Investment Income:
Dividends	$ 9,891,170	$ 36,959,776
Interest and other income	44,570	—
Foreign taxes withheld	(860,925)	(3,240,387)
Total investment income	9,074,815	33,719,389
Expenses:
Investment management fee (Note 3)	1,344,369	5,081,964
Administration fee (Note 3)	107,549	394,530
Reports to shareholders and proxy solicitation	43,557	87,654
Investor relations fees and expenses (Note 3)	38,153	123,054
Custodian’s fees and expenses	37,877	71,479
Trustees' fees and expenses	34,028	64,530
Legal fees and expenses	28,350	109,716
Independent auditors’ fees and tax expenses	22,929	38,593
Transfer agent’s fees and expenses	8,776	8,523
Miscellaneous	37,013	106,150
Total operating expenses, excluding interest expense	1,702,601	6,086,193
Interest expense (Note 7)	16,858	993,219
Total operating expenses before reimbursed/waived expenses	1,719,459	7,079,412
Expenses waived (Note 3)	(143,132)	(464,137)
Net expenses	1,576,327	6,615,275

Net Investment Income	7,498,488	27,104,114
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investments (Note 2h)	(6,274,058)	(16,829,772)
Forward foreign currency exchange contracts	(335,795)	(1,271,193)
Foreign currency transactions	(6,502)	(16,046)
	(6,616,355)	(18,117,011)
Net change in unrealized appreciation/(depreciation) on:
Investments (Note 2h)	31,713,449	112,377,902
Forward foreign currency exchange contracts	326,752	1,236,467
Foreign currency translation	(5,071)	20,739
	32,035,130	113,635,108
Net realized and unrealized gain from investments, forward foreign currency exchange contracts and foreign currencies	25,418,775	95,518,097
Change in Net Assets Resulting from Operations	$32,917,263	$122,622,211

Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
2024 Semi-Annual Report	15

Statements of Changes in Net Assets

	abrdn Global Dynamic Dividend Fund		abrdn Total Dynamic Dividend Fund
	For the Six-Month Period Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$7,498,488	$15,320,734	$27,104,114	$61,514,810
Net realized gain from investments, forward foreign currency exchange contracts and foreign currency transactions	(6,616,355)	(7,510,274)	(18,117,011)	(28,051,167)
Net change in unrealized appreciation on investments, forward foreign currency exchange contracts and foreign currency translation	32,035,130	(855,823)	113,635,108	31,509,278
Net increase in net assets resulting from operations	32,917,263	6,954,637	122,622,211	64,972,921
Distributions to Shareholders From:
Distributable earnings	(9,697,382)	(15,666,124)	(36,373,695)	(63,774,379)
Return of capital	–	(526,610)	–	(8,973,011)
Net increase in net assets from distributions	(9,697,382)	(16,192,734)	(36,373,695)	(72,747,390)
Proceeds from shares issued from the reorganization resulting in the addition of 0, 12,315,499, 0 and 0 shares of common stock, respectively (Note 11)	–	129,362,047	–	–
Change in net assets	23,219,881	120,123,950	86,248,516	(7,774,469)
Net Assets:
Beginning of period	246,218,368	126,094,418	900,264,425	908,038,894
End of period	$269,438,249	$246,218,368	$986,512,941	$900,264,425

Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
16	2024 Semi-Annual Report

Financial Highlights

abrdn Global Dynamic Dividend Fund
	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2024 (unaudited)	2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period	$9.90	$10.05	$12.95	$10.16	$11.14	$10.80
Net investment income	0.30	0.75	0.68	0.82	0.70	0.76
Net realized and unrealized gains/(losses) on investments, forward foreign currency exchange contracts and foreign currency transactions	1.03	(0.12)	(2.80)	2.75	(0.90)	0.36
Total from investment operations	1.33	0.63	(2.12)	3.57	(0.20)	1.12
Distributions to common shareholders from:
Net investment income	(0.39)	(0.75)	(0.73)	(0.78)	(0.76)	(0.78)
Return of capital	–	(0.03)	(0.05)	–	(0.02)	–
Total distributions	(0.39)	(0.78)	(0.78)	(0.78)	(0.78)	(0.78)
Net asset value, end of period	$10.84	$9.90	$10.05	$12.95	$10.16	$11.14
Market price, end of period	$9.31	$8.40	$8.92	$12.01	$8.58	$9.78
Total Investment Return Based on(b):
Market price	15.53%	2.29%	(19.88%)	49.84%	(4.43%)	14.71%
Net asset value	14.14%	7.00%	(16.28%)	36.44%	(0.65%)	11.91%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$269,438	$246,218	$126,094	$162,528	$127,512	$139,776
Average net assets applicable to common shareholders (000 omitted)	$270,351	$219,791	$146,601	$157,694	$132,667	$134,835
Net operating expenses, net of fee waivers	1.17%(c)	1.19%	1.18%	1.18%	1.18%	1.21%
Net operating expenses, excluding fee waivers	1.28%(c)	1.34%	1.37%	1.31%	1.36%	1.34%
Net operating expenses, net of fee waivers and excluding interest expense	1.16%(c)	1.19%	1.16%	1.17%	1.17%	1.16%
Net Investment income	5.58%(c)	6.97%	5.86%	6.56%	6.59%	7.06%
Portfolio turnover	47%(d)	78%(e)	81%	71%	105%	119%
Line of credit payable outstanding (000 omitted)	$7,908	$1,537	$–	$311	$–	$211
Asset coverage ratio on revolving credit facility at period end(f)	3,507%	16,121%	–	52,338%	–	66,335%
Asset coverage per $1,000 on line of credit payable at period end	$35,070	$161,213	$–	$523,384	$–	$663,350

(a)	Based on average shares outstanding. Amounts listed as “–” are $0 or round to $0.
2024 Semi-Annual Report	17

Financial Highlights  (concluded)

abrdn Global Dynamic Dividend Fund (concluded)
(b)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(c)	Annualized.
(d)	Not annualized.
(e)	The portfolio turnover calculation excludes $100,050,254 and $90,865,012 of proceeds received and cost of investments related to rebalancing the portfolio after the fund reorganization which occurred on March 10, 2023.
(f)	Asset coverage ratio is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of the Line of Credit.

Amounts listed as “–” are $0 or round to $0.
18	2024 Semi-Annual Report

Financial Highlights

abrdn Total Dynamic Dividend Fund
	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2024 (unaudited)	2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period	$8.54	$8.61	$10.98	$8.76	$9.56	$9.33
Net investment income	0.26	0.58	0.63	0.66	0.63	0.64
Net realized and unrealized gains/(losses) on investments, forward foreign currency exchange contracts and foreign currency transactions	0.91	0.04	(2.31)	2.25	(0.74)	0.27
Total from investment operations	1.17	0.62	(1.68)	2.91	(0.11)	0.91
Distributions to common shareholders from:
Net investment income	(0.35)	(0.60)	(0.69)	(0.69)	(0.67)	(0.65)
Return of capital	–	(0.09)	–	–	(0.02)	(0.04)
Total distributions	(0.35)	(0.69)	(0.69)	(0.69)	(0.69)	(0.69)
Capital Share Transactions:
Anti-Dilutive effect of share repurchase program	–	–	–	–	–	0.01
Net asset value, end of period	$9.36	$8.54	$8.61	$10.98	$8.76	$9.56
Market price, end of period	$7.95	$7.26	$7.50	$10.05	$7.31	$8.44
Total Investment Return Based on(b):
Market price	14.29%	5.41%	(19.25%)	47.64%	(5.47%)	15.55%
Net asset value	14.40%	8.01%	(15.15%)	34.60%(c)	0.00%(c)	11.39%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$986,513	$900,264	$908,039	$1,157,523	$924,011	$1,007,850
Average net assets applicable to common shareholders (000 omitted)	$991,745	$977,703	$1,049,849	$1,129,413	$964,667	$981,093
Net operating expenses, net of fee waivers	1.34%(d)	1.27%	1.16%	1.16%	1.15%	1.22%
Net operating expenses, excluding fee waivers	1.44%(d)	1.36%	1.21%	1.20%	1.18%	1.24%
Net operating expenses, net of fee waivers and excluding interest expense	1.14%(d)	1.15%	1.14%	1.14%	1.14%	1.18%
Net Investment income	5.50%(d)	6.29%	6.36%	6.14%	6.93%	6.94%
Portfolio turnover	47%(e)	79%	83%	72%	115%	135%
Line of credit payable outstanding (000 omitted)	$63,134	$49,052	$12,250	$4,092	$–	$–
Asset coverage ratio on line of credit payable at period end(f)	1,663%	1,935%	7,512%	28,385%	–	– Amounts listed as “–” are $0 or round to $0.
2024 Semi-Annual Report	19

Financial Highlights  (concluded)

abrdn Total Dynamic Dividend Fund (concluded)
	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2024 (unaudited)	2023	2022	2021	2020	2019
Asset coverage per $1,000 on line of credit payable at period end	$16,626	$19,353	$75,124	$283,852	$–	$–

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(c)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(d)	Annualized.
(e)	Not annualized.
(f)	Asset coverage ratio is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of the Line of Credit.

Amounts listed as “–” are $0 or round to $0.
20	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)
April 30, 2024

1.  Organization
abrdn Global Dynamic Dividend Fund ("AGD") and abrdn Global Total Dynamic Dividend Fund ("AOD") (collectively, the “Funds" and each a "Fund") are diversified, closed-end management investment companies. AGD and AOD were organized as a Delaware statutory trusts on May 11, 2006 and October 27, 2006, and commenced operations on July 26, 2006 and January 26, 2007, respectively. The primary investment objective for AGD is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The primary investment objective for AOD is to seek high current dividend income. The Funds also focus on long-term growth of capital as a secondary investment objective. The Board of Trustees of each Fund (each a "Board" and collectively, the "Boards") authorized an unlimited number of shares with no par value.
On March 10, 2023, AGD acquired the assets and assumed the liabilities of Delaware Enhanced Global Dividend and Income Fund ("DEX") and Delaware Investments® Dividend and Income Fund, Inc. ("DDF") pursuant to plans of reorganization approved by the Board of AGD on August 11, 2022 ("Reorganizations"). In the Reorganizations, common shareholders of DEX and DDF received an amount of AGD common shares with a net asset value equal to the aggregate net asset value of their holdings of DEX and DDF common shares, as determined at the close of regular business on March 10, 2023. Any applicable fractional shares were paid as cash-in-lieu to the applicable holder. The Reorganizations were each structured as a tax-free transaction. The Fund is considered the tax survivor and accounting survivor of the Reorganizations.
The following is a summary of the net asset value (“NAV”) per share issued as of March 10, 2023.
Acquired Fund	AGD NAV per Share ($) March 10, 2023	Conversion Ratio	Shares Issued
Delaware Enhanced Global Dividend and Income Fund (“DEX”)	10.5040	0.835659	6,212,854
Delaware Investments® Dividend and Income Fund, Inc. (“DDF”)	10.5040	0.801802	6,102,645
2.  Summary of Significant Accounting Policies
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the
Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level,

2024 Semi-Annual Report	21

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

22	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Funds' investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:
	abrdn Global Dynamic Dividend Fund
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
abrdn Global Dynamic Dividend Fund
Assets
Investments in Securities
Common Stocks	$169,293,786	$98,678,164	$–	$267,971,950
Corporate Bonds	–	500	–	500
Preferred Stocks	–	3,520,509	–	3,520,509
Short-Term Investment	1,616,230	–	–	1,616,230
Total Investments	$170,910,016	$102,199,173	$–	$273,109,189
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$389,569	$–	$389,569
Total Investment Assets	$170,910,016	$102,588,742	$–	$273,498,758
Amounts listed as “–” are $0 or round to $0.
	abrdn Total Dynamic Dividend Fund
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
abrdn Total Dynamic Dividend Fund
Assets
Investments in Securities
Common Stocks	$626,902,979	$386,298,383	$–	$1,013,201,362
Preferred Stocks	–	13,484,389	–	13,484,389
Short-Term Investment	6,062,282	–	–	6,062,282
Total Investments	$632,965,261	$399,782,772	$–	$1,032,748,033
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$1,475,943	$–	$1,475,943
Total Investment Assets	$632,965,261	$401,258,715	$–	$1,034,223,976
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2024, there were no significant changes to the fair valuation methodologies.
2024 Semi-Annual Report	23

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

b.  Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
The Funds report certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Funds' investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
d.  Derivative Financial Instruments:
The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates. During the six-month period ended April 30, 2024, the Funds used forward contracts to hedge their currency exposure.
While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve

24	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Summary of Derivative Instruments:
The Funds may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Global Dynamic Dividend Fund
Assets:
Unrealized appreciation on:
Forward Foreign Currency Exchange Contracts	$–	$389,569	$–	$–	$–	$–	$389,569
Total	$–	$389,569	$–	$–	$–	$–	$389,569
Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Total Dynamic Dividend Fund
Assets:
Unrealized appreciation on:
Forward Foreign Currency Exchange Contracts	$–	$1,475,943	$–	$–	$–	$–	$1,475,943
Total	$–	$1,475,943	$–	$–	$–	$–	$1,475,943
Amounts listed as “–” are $0 or round to $0.
The Funds have transactions that may be subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2024 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:
2024 Semi-Annual Report	25

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

abrdn Global Dynamic Dividend Fund
		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(2)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(2)
Description	Assets				Liabilities
Foreign Currency Exchange Contracts(3)
Citibank N.A.	$389,569	$–	$–	$389,569	$–	$–	$–	$–
Amounts listed as “–” are $0 or round to $0.
(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.
(3)	Includes financial instrument which are not subject to a master netting arrangement across funds, or another similar arrangement.

abrdn Total Dynamic Dividend Fund
		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(2)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(2)
Description	Assets				Liabilities
Foreign Currency Exchange Contracts(3)
Citibank N.A.	$1,475,943	$–	$–	$1,475,943	$–	$–	$–	$–
Amounts listed as “–” are $0 or round to $0.
(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.
(3)	Includes financial instrument which are not subject to a master netting arrangement across funds, or another similar arrangement.
26	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

The effect of derivative instruments on the Statements of Operations for the six-month period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Global Dynamic Dividend Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain/(loss) on:
Forward Currency Contracts	$–	$(335,795)	$–	$–	$–	$(335,795)
Total	$–	$(335,795)	$–	$–	$–	$(335,795)
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation/(depreciation) of:
Forward Currency Contracts	$–	$326,752	$–	$–	$–	$326,752
Total	$–	$326,752	$–	$–	$–	$326,752
Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Total Dynamic Dividend Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain/(loss) on:
Forward Currency Contracts	$–	$(1,271,193)	$–	$–	$–	$(1,271,193)
Total	$–	$(1,271,193)	$–	$–	$–	$(1,271,193)
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation/(depreciation) of:
Forward Currency Contracts	$–	$1,236,467	$–	$–	$–	$1,236,467
Total	$–	$1,236,467	$–	$–	$–	$1,236,467
Amounts listed as “–” are $0 or round to $0.
Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2024. The tables below summarize the weighted average values of derivatives holdings for the Funds during the six-month period ended April 30, 2024.
Derivative held in AGD	Average Notional Value
Foreign Currency Contracts Sold	$21,077,918

Derivative held in AOD	Average Notional Value
Foreign Currency Contracts Sold	$79,857,555
The Funds value derivatives at fair value, as described in the Statements of Operations. Accordingly, the Funds do not follow hedge accounting even for derivatives employed as economic hedges.
e.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and foreign currency transactions are calculated on the identified cost basis.
Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities.

2024 Semi-Annual Report	27

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

f.  Distributions:
The Funds intend to make regular monthly distributions of net investment income to holders of common shares. The Funds expect to pay their common shareholders annually all or substantially all of their investment company taxable income. In addition, at least annually, the Funds intend to distribute all or substantially all of their net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.
g.  Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.
h.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes and are recorded on the Statements of Operations. The Funds file for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statements of Assets and Liabilities. In addition, the Funds may be subject to capital gains tax in certain countries in which they invest. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued, if any, is reported on the Statements of Assets and Liabilities.
3.  Agreements and Transactions with Affiliates
a.  Investment Adviser:
abrdn Investments Limited serves as the Funds' investment adviser (the "Adviser") pursuant to investment advisory agreements (the “Advisory Agreements”) with the Funds. The Adviser is a wholly-owned indirect subsidiary of abrdn plc. In rendering advisory services, the Adviser may use the resources of investment advisor subsidiaries of abrdn plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Adviser.
As compensation for its services to AGD, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.  For the six-month period ended April 30, 2024, AGD paid the Adviser $1,344,369.
As compensation for its services to AOD, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily managed assets, computed daily and payable monthly. During the six-month period ended April 30, 2024, AOD paid the Adviser $5,081,964. “Managed Assets” means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.
Effective May 4, 2018, the Adviser entered into a written contract (the “Expense Limitation Agreement”) with the Funds that is effective through June 30, 2024. The Expense Limitation Agreement limits the total ordinary operating expenses of the Funds (excluding any leverage costs, interest, taxes, brokerage commissions, and any non-routine expenses) from exceeding 1.16% and 1.14% of the average daily net

28	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

assets of AGD and AOD, respectively, on an annualized basis. The total amount of the waiver for the six-month period ended April 30, 2024 pursuant to the Expense Limitation Agreement was $143,132 and $464,137 for AGD and AOD, respectivley.
The Adviser may request and receive reimbursement from the Funds of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause the Funds to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.
As of April 30, 2024, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to the Adviser from the Funds, based on expenses reimbursed by the Adviser, including adjustments described above, would be:
AGD
Amount Fiscal Year 2021 (Expires 10/31/24)	$209,854
Amount Fiscal Year 2022 (Expires 10/31/25)	$281,603
Amount Fiscal Year 2023 (Expires 10/31/26)	$317,076
Amount Fiscal Year 2024 (Expires 10/31/27)	$143,132
Total*	$951,665

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

Amount Fiscal Year 2021 (Expires 10/31/24)	$491,643
Amount Fiscal Year 2022 (Expires 10/31/25)	$593,179
Amount Fiscal Year 2023 (Expires 10/31/26)	$840,966
Amount Fiscal Year 2024 (Expires 10/31/27)	$464,137
Total*	$2,389,925

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.  Fund Administrator:
abrdn Inc., an affiliate of the Adviser, is the Funds' Administrator. Pursuant to the Administration Agreement, abrdn Inc. receives a fee paid by each Fund, at an annual fee rate of 0.08% of the Fund’s average daily net assets. State Street Bank and Trust Company serves as AGD's Sub-Administrator. For the six-month period ended April 30, 2024, abrdn Inc. earned $107,549 and $394,530 from AGD and AOD, respectively from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. provides and/or engages third parties to provide investor relations services to the Funds and certain other funds advised by the Adviser or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, each Fund owes a portion of the fees related to the Investor Relations Program (the “Fund’s Portion”). However, Investor Relations Services fees are limited by abrdn Inc. so that each Fund will only pay up to an annual rate of 0.05% of the Fund’s average weekly net assets. Any difference between the capped rate of 0.05% of each Fund’s average weekly net assets and each Fund’s Portion is paid for by abrdn Inc.
During the six-month period ended April 30, 2024, AGD and AOD incurred investor relations fees of approximately $38,153 and $123,054, respectively. For the six-month period ended April 30, 2024,  abrdn Inc. did not contribute to the investor relations fees for the Funds because the Funds' contribution was below 0.05% of the Funds average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2024, were $129,898,429 and $125,971,071, respectively for AGD.
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2024, were $474,586,244 and $475,809,828, respectively for AOD.
5.  Capital
As of April 30, 2024, there were 24,865,081 and 105,430,999 shares of common stock issued and outstanding of AGD and AOD, respectively.
6.  Open Market Repurchase Policy
The Boards approved an open market repurchase and discount management policy (the “Program”). The Program allows each Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to net asset value per share in the reasonable judgment of management based on historical discount levels and current market conditions.
On a quarterly basis, the Boards will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on each Fund’s website on a monthly basis.  Under the terms of the Program, each Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.

2024 Semi-Annual Report	29

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

For the six-month period ended April 30, 2024, the Funds did not repurchase any shares through this program.
7.  Line of Credit
Each Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”).
AGD is allowed borrow on an uncommitted and secured basis. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility. The Fund is permitted to borrow up to the maximum allowable amount under the 1940 Act, as amended, of the total assets for extraordinary or emergency purposes, which is generally, 33.33% of total assets, but may exceed that under certain market conditions. Additionally, the Fund is permitted to borrow up to 10% of the total assets for investment purposes.
AOD is allowed to borrow on a secured and committed basis. The maximum commitment amount is $300,000,000 however, the Fund may borrow up to 33.33% of its total assets on an uncommitted basis. The BNPP PB facility provides a secured, committed line of credit for the Fund where certain Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to BNPP PB.
The interest on the BNPP PB for both Funds on amounts borrowed are charged at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. On April 30, 2024, the amount drawn on the line of credit was $7,908,278 and $63,133,712 for AGD and AOD, respectively. Either BNPP PB or the Funds may terminate this agreement upon delivery of written notice. During the six-month period ended April 30, 2024, the borrowing activity for the Funds was as follows:
Fund	Max Borrowing	Average Borrowing	Average interest rate on Borrowing	Interest expense related to Line of Credit
AGD	$7,908,234	$562,251	6.28%	$16,858
AOD	$63,133,712	$30,781,726	6.37%	$993,219

8.  Portfolio Investment Risks
a.  Dividend Strategy Risk:
There is no guarantee that the issuers of the stocks held by the Funds will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Funds' emphasis on dividend paying stocks could cause the Funds to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Funds may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.
b.  Emerging Markets Risk:
The Funds are subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Funds more greatly to the extent the Funds do not hedge their currency risk, or hedging techniques used by the Adviser are unsuccessful.
e.  Foreign Securities Risk:
Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Funds' investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Funds focus their investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

30	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

f.  Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.
g.  Leverage Risk:
The Funds may use leverage to purchase securities. Increases and decreases in the value of the Funds' portfolio will be magnified when the Funds use leverage.
h.  Management Risk:
The Funds are subject to the risk that the Adviser may make poor security selections. The Adviser, and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds and there can be no guarantee that these decisions will achieve the desired results for the Funds. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
i.  Market Events Risk:
Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.
Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.
The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries or sectors experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
j.  Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
k.  Non-U.S. Taxation Risk
Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
l.  Portfolio Turnover Risk:
The Funds may engage in active and frequent trading of portfolio securities to achieve their investment objectives. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.
m.  Qualified Dividend Income Tax Risk
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
n.  Sector Risk:
To the extent that the Funds have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Funds may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a

2024 Semi-Annual Report	31

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel and reduced availability of financing options. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
o.  Small-Cap Securities Risk
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
p.  Valuation Risk:
The price that the Funds could receive upon the sale of any particular portfolio investment may differ from the Funds' valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Funds, and the Funds could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Funds' ability to value their investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
9.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.

10.  Tax Information
The U.S. federal income tax basis of the Funds' investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2024, were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
abrdn Global Dynamic Dividend Fund	$235,331,075	$57,221,034	$(19,442,920)	$37,778,114
abrdn Total Dynamic Dividend Fund	821,392,188	293,067,498	(81,711,653)	211,355,845
11.  Fund Reorganization
Effective March 10, 2023, AGD acquired all of the assets and assumed all of the liabilities of the Delaware Enhanced Global Dividend and Income Fund and Delaware Investments® Dividend and Income Fund, Inc. (the “Acquired Funds”) pursuant to plans of reorganization approved by the AGD Board of Directors on August 11, 2022.
The acquisition was accomplished by a tax-free exchange as follows:
15,045,838 shares of the Acquired Funds, fair valued at $129,362,047 (breakout by Acquired Fund is listed below) for 12,315,499 shares of AGD.
The investment portfolio and cash of the Acquired Funds, with a fair value of $128,538,930 and identified cost of $128,260,156 were the principal assets acquired by AGD. For financial reporting purposes, assets received and shares issued by AGD were recorded at value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of AGD's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the investment portfolio and cash of AGD was $134,563,276.
32	2024 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2024

Assuming that the reorganizations had been completed on November 1, 2022, AGD's pro forma results of operations for the year ended October 31, 2023 are as follows:

Net investment income	$15,776,428
Net realized and unrealized loss from investments	(130,691)
Net increase in net assets from operations	15,645,737
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since March 10, 2023.
The chart below shows a summary of net assets and shares outstanding, before and after the reorganizations.
	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
Before Reorganization
Delaware Enhanced Global Dividend and Income Fund	7,434,680	$65,259,860	$8.78	$(2,610,551)	$(17,659,389)
Delaware Investments® Dividend and Income Fund, Inc.	7,611,158	64,102,187	8.42	2,889,325	48,264,144
abrdn Global Dynamic Dividend Fund	12,549,582	131,820,591	10.50	15,599,066	(22,032,091)
Total		$261,182,638		$15,877,840	$8,572,664

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
After Reorganization
abrdn Global Dynamic Dividend Fund	24,865,081	$261,182,638	$10.50	$15,877,840	$8,572,664
12.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2024, other than as noted below.
On May 9, 2024 and June 11, 2024, AGD and AOD announced that they will pay on May 31, 2024 and June 28, 2024, respectively, a distribution per share to all shareholders of record as of May 23, 2024 and June 21, 2024, respectively. AGD and AOD will pay a distribution of $0.065 and $0.0575 per share, respectively.
On June 10, 2024, the Board of each Fund approved the continuation of expense limitation agreement for each Fund for an additional year until at least June 30, 2025.
Effective June 30, 2024, Stephen Bird, an interested Trustee, departed as CEO of abrdn plc and resigned from the Boards of the Funds. Effective June 30, 2024, Christian Pittard was appointed as an interested Trustee of the Funds.

2024 Semi-Annual Report	33

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Funds intend to distribute to shareholders substantially all of their net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), shareholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Funds do not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the shareholders in administering the Plan. If the Trustees of a Fund declare an income dividend or a capital gains distribution payable either in the Funds' common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Funds or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Funds will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the NYSE, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Funds should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of the Funds' share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Funds' shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Funds on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Funds' common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Funds. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

34	2024 Semi-Annual Report

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Funds or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Funds or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

2024 Semi-Annual Report	35

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Corporate Information

Trustees
P. Gerald Malone, Chair
Stephen Bird
Todd Reit
John Sievwright
Nancy Yao
Investment Adviser
abrdn Investments Limited
1 George Street
Edinburgh, EH2 2LL
United Kingdom
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@abrdn.com

The Financial Statements as of April 30, 2024, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Global Dynamic Dividend Fund and abrdn Total Dynamic Dividend Fund are traded on the NYSE under the symbols “AGD” and “AOD”, respectively. Information about the Funds' net asset value and market price is available at www.abrdnagd.com (AGD) and www.abrdnaod.com (AOD).
This report, including the financial information herein, is transmitted to the shareholders of abrdn Global Dynamic Dividend Fund and abrdn Total Dynamic Dividend Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

AOE-0143-SAR

(b) Not applicable.

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total No. of Shares Purchased	(b) Average Price Paid per Share	(c) Total No. of Shares Purchased as Part of Publicly Announced Plans or Programs(1)	(d) Maximum No. of Shares that May Yet Be Purchased Under the Plans or Programs(1)
Month #1 (Nov. 1, 2023 — Nov. 30, 2023)	—	—	—	1,254,958
Month #2 (Dec. 1, 2023 — Dec. 31, 2023)	—	—	—	1,254,958
Month #3 (Jan. 1, 2024 — Jan. 31, 2024)	—	—	—	1,254,958
Month #4 (Feb. 1, 2024 — Feb. 29, 2024)	—	—	—	1,254,958
Month #5 (Mar. 1, 2024 — Mar. 31, 2024)	—	—	—	1,254,958
Month #5 (Apr. 1, 2024 — Apr. 30, 2024)				1,254,958
Total	—	—	—

(1)	On June 13, 2018, the Board approved an open market share repurchase program (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on the Fund's website on a monthly basis. Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period. For the six-month period ended April 30, 2024, the Fund did not repurchase any shares through this program.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2024, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Recovery of Erroneously Awarded Compensation

Not appliable

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Global Dynamic Dividend Fund

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
abrdn Global Dynamic Dividend Fund

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
abrdn Global Dynamic Dividend Fund

Date: July 8, 2024

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of
abrdn Global Dynamic Dividend Fund

Date: July 8, 2024